Derivative Instruments And Hedging Activities (Written Credit Derivatives By External Credit Rating Of The Underlying Asset) (Details) In Billions, unless otherwise specified	Sep. 30, 2011 Single-Name Credit Default Swaps [Member] USD ($)	Sep. 30, 2011 Single-Name Credit Default Swaps [Member] JPY (¥)	Mar. 31, 2011 Single-Name Credit Default Swaps [Member] JPY (¥)	Sep. 30, 2011 Credit Default Indices [Member] USD ($)	Sep. 30, 2011 Credit Default Indices [Member] JPY (¥)	Mar. 31, 2011 Credit Default Indices [Member] JPY (¥)	Sep. 30, 2011 Other Credit-Risk Related Portfolio Products [Member] USD ($)	Sep. 30, 2011 Other Credit-Risk Related Portfolio Products [Member] JPY (¥)	Mar. 31, 2011 Other Credit-Risk Related Portfolio Products [Member] JPY (¥)	Sep. 30, 2011 Credit-Risk Related Options And Swaptions [Member] USD ($)	Sep. 30, 2011 Credit-Risk Related Options And Swaptions [Member] JPY (¥)	Mar. 31, 2011 Credit-Risk Related Options And Swaptions [Member] JPY (¥)	Sep. 30, 2011 Total [Member] USD ($)	Sep. 30, 2011 Total [Member] JPY (¥)	Mar. 31, 2011 Total [Member] JPY (¥)	Sep. 30, 2011 AAA Rating [Member] Single-Name Credit Default Swaps [Member] USD ($)	Sep. 30, 2011 AAA Rating [Member] Single-Name Credit Default Swaps [Member] JPY (¥)	Mar. 31, 2011 AAA Rating [Member] Single-Name Credit Default Swaps [Member] JPY (¥)	Sep. 30, 2011 AAA Rating [Member] Credit Default Indices [Member] USD ($)	Sep. 30, 2011 AAA Rating [Member] Credit Default Indices [Member] JPY (¥)	Mar. 31, 2011 AAA Rating [Member] Credit Default Indices [Member] JPY (¥)	Sep. 30, 2011 AAA Rating [Member] Other Credit-Risk Related Portfolio Products [Member] USD ($)	Sep. 30, 2011 AAA Rating [Member] Other Credit-Risk Related Portfolio Products [Member] JPY (¥)	Mar. 31, 2011 AAA Rating [Member] Other Credit-Risk Related Portfolio Products [Member] JPY (¥)	Mar. 31, 2011 AAA Rating [Member] Credit-Risk Related Options And Swaptions [Member] JPY (¥)	Sep. 30, 2011 AAA Rating [Member] Total [Member] USD ($)	Sep. 30, 2011 AAA Rating [Member] Total [Member] JPY (¥)	Mar. 31, 2011 AAA Rating [Member] Total [Member] JPY (¥)	Sep. 30, 2011 AA Rating [Member] Single-Name Credit Default Swaps [Member] USD ($)	Sep. 30, 2011 AA Rating [Member] Single-Name Credit Default Swaps [Member] JPY (¥)	Mar. 31, 2011 AA Rating [Member] Single-Name Credit Default Swaps [Member] JPY (¥)	Sep. 30, 2011 AA Rating [Member] Credit Default Indices [Member] USD ($)	Sep. 30, 2011 AA Rating [Member] Credit Default Indices [Member] JPY (¥)	Mar. 31, 2011 AA Rating [Member] Credit Default Indices [Member] JPY (¥)	Mar. 31, 2011 AA Rating [Member] Credit-Risk Related Options And Swaptions [Member] JPY (¥)	Sep. 30, 2011 AA Rating [Member] Total [Member] USD ($)	Sep. 30, 2011 AA Rating [Member] Total [Member] JPY (¥)	Mar. 31, 2011 AA Rating [Member] Total [Member] JPY (¥)	Sep. 30, 2011 A Rating [Member] Single-Name Credit Default Swaps [Member] USD ($)	Sep. 30, 2011 A Rating [Member] Single-Name Credit Default Swaps [Member] JPY (¥)	Mar. 31, 2011 A Rating [Member] Single-Name Credit Default Swaps [Member] JPY (¥)	Sep. 30, 2011 A Rating [Member] Credit Default Indices [Member] USD ($)	Sep. 30, 2011 A Rating [Member] Credit Default Indices [Member] JPY (¥)	Mar. 31, 2011 A Rating [Member] Credit Default Indices [Member] JPY (¥)	Mar. 31, 2011 A Rating [Member] Credit-Risk Related Options And Swaptions [Member] JPY (¥)	Sep. 30, 2011 A Rating [Member] Total [Member] USD ($)	Sep. 30, 2011 A Rating [Member] Total [Member] JPY (¥)	Mar. 31, 2011 A Rating [Member] Total [Member] JPY (¥)	Sep. 30, 2011 BBB Rating [Member] Single-Name Credit Default Swaps [Member] USD ($)	Sep. 30, 2011 BBB Rating [Member] Single-Name Credit Default Swaps [Member] JPY (¥)	Mar. 31, 2011 BBB Rating [Member] Single-Name Credit Default Swaps [Member] JPY (¥)	Sep. 30, 2011 BBB Rating [Member] Credit Default Indices [Member] USD ($)	Sep. 30, 2011 BBB Rating [Member] Credit Default Indices [Member] JPY (¥)	Mar. 31, 2011 BBB Rating [Member] Credit Default Indices [Member] JPY (¥)	Mar. 31, 2011 BBB Rating [Member] Other Credit-Risk Related Portfolio Products [Member] JPY (¥)	Sep. 30, 2011 BBB Rating [Member] Credit-Risk Related Options And Swaptions [Member] USD ($)	Sep. 30, 2011 BBB Rating [Member] Credit-Risk Related Options And Swaptions [Member] JPY (¥)	Mar. 31, 2011 BBB Rating [Member] Credit-Risk Related Options And Swaptions [Member] JPY (¥)	Sep. 30, 2011 BBB Rating [Member] Total [Member] USD ($)	Sep. 30, 2011 BBB Rating [Member] Total [Member] JPY (¥)	Mar. 31, 2011 BBB Rating [Member] Total [Member] JPY (¥)	Sep. 30, 2011 BB Rating [Member] Single-Name Credit Default Swaps [Member] USD ($)	Sep. 30, 2011 BB Rating [Member] Single-Name Credit Default Swaps [Member] JPY (¥)	Mar. 31, 2011 BB Rating [Member] Single-Name Credit Default Swaps [Member] JPY (¥)	Sep. 30, 2011 BB Rating [Member] Credit Default Indices [Member] USD ($)	Sep. 30, 2011 BB Rating [Member] Credit Default Indices [Member] JPY (¥)	Mar. 31, 2011 BB Rating [Member] Credit Default Indices [Member] JPY (¥)	Mar. 31, 2011 BB Rating [Member] Credit-Risk Related Options And Swaptions [Member] JPY (¥)	Sep. 30, 2011 BB Rating [Member] Total [Member] USD ($)	Sep. 30, 2011 BB Rating [Member] Total [Member] JPY (¥)	Mar. 31, 2011 BB Rating [Member] Total [Member] JPY (¥)	Sep. 30, 2011 Other Rating [Member] Single-Name Credit Default Swaps [Member] USD ($)		Sep. 30, 2011 Other Rating [Member] Single-Name Credit Default Swaps [Member] JPY (¥)		Mar. 31, 2011 Other Rating [Member] Single-Name Credit Default Swaps [Member] JPY (¥)		Sep. 30, 2011 Other Rating [Member] Credit Default Indices [Member] USD ($)		Sep. 30, 2011 Other Rating [Member] Credit Default Indices [Member] JPY (¥)		Mar. 31, 2011 Other Rating [Member] Credit Default Indices [Member] JPY (¥)		Sep. 30, 2011 Other Rating [Member] Other Credit-Risk Related Portfolio Products [Member] USD ($)		Sep. 30, 2011 Other Rating [Member] Other Credit-Risk Related Portfolio Products [Member] JPY (¥)		Mar. 31, 2011 Other Rating [Member] Other Credit-Risk Related Portfolio Products [Member] JPY (¥)		Sep. 30, 2011 Other Rating [Member] Credit-Risk Related Options And Swaptions [Member] USD ($)		Sep. 30, 2011 Other Rating [Member] Credit-Risk Related Options And Swaptions [Member] JPY (¥)		Mar. 31, 2011 Other Rating [Member] Credit-Risk Related Options And Swaptions [Member] JPY (¥)	Sep. 30, 2011 Other Rating [Member] Total [Member] USD ($)		Sep. 30, 2011 Other Rating [Member] Total [Member] JPY (¥)		Mar. 31, 2011 Other Rating [Member] Total [Member] JPY (¥)
Maximum Potential Payout/Notional	$ 240.33	¥ 18,515.00	¥ 18,933.00	$ 166.99	¥ 12,865.00	¥ 12,666.00	$ 42.31	¥ 3,260.00	¥ 3,552.00	$ 6.40	¥ 493.00	¥ 212.00	$ 456.03	¥ 35,133.00	¥ 35,363.00	$ 25.96	¥ 2,000.00	¥ 2,200.00	$ 18.63	¥ 1,435.00	¥ 1,228.00	$ 0.10	¥ 8.00	¥ 22.00	¥ 25.00	$ 44.69	¥ 3,443.00	¥ 3,475.00	$ 18.41	¥ 1,418.00	¥ 1,182.00	$ 4.98	¥ 384.00	¥ 375.00		$ 23.39	¥ 1,802.00	¥ 1,557.00	$ 70.43	¥ 5,426.00	¥ 5,789.00	$ 64.73	¥ 4,987.00	¥ 5,592.00	¥ 29.00	$ 135.16	¥ 10,413.00	¥ 11,410.00	$ 65.26	¥ 5,028.00	¥ 5,722.00	$ 47.57	¥ 3,664.00	¥ 3,202.00	¥ 0	$ 5.94	¥ 458.00	¥ 154.00	$ 118.77	¥ 9,150.00	¥ 9,078.00	$ 34.78	¥ 2,679.00	¥ 2,586.00	$ 6.59	¥ 508.00	¥ 577.00	¥ 4.00	$ 41.37	¥ 3,187.00	¥ 3,167.00	$ 25.49	[1]	¥ 1,964.00	[1]	¥ 1,454.00	[1]	$ 24.49	[1]	¥ 1,887.00	[1]	¥ 1,692.00	[1]	$ 42.21	[1]	¥ 3,252.00	[1]	¥ 3,530.00	[1]	$ 0.46	[1]	¥ 35.00	[1]	[1]	$ 92.65	[1]	¥ 7,138.00	[1]	¥ 6,676.00	[1]

[1]	"Other" includes credit derivatives where the credit rating of the underlying reference asset is below investment grade or where a rating is unavailable.